Other net income/(loss) (Tables)	12 Months Ended
Jun. 30, 2022
Other net income/(loss)
Schedule of Other net income (loss)

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net foreign exchange gain/(loss) *	14,193	(114,177)	14,041
Losses on disposal of property, plants and equipment and intangible assets	(2,526)	(2,317)	(5,614)
Investment income from other investments	26,387	66,837	63,801
Scrap income	8,330	11,242	11,808
Net change in fair value of other investments	(1,465)	2,968	5,709
Litigation compensation	—	—	(15,576)
Gains relating to cancellation and modification of lease contracts	—	—	13,456
Others	1,078	(4,960)	(317)
	45,997	(40,407)	87,308

Note:

*	Net foreign exchange loss for the year ended June 30, 2021 was mainly caused by the depreciation of US dollar against Renminbi in certain subsidiaries whose functional currency are Renminbi whereas its holding net assets were mainly denominated in US dollar, which mainly comprised of the US dollar proceeds obtained from the listing on the New York Stock Exchange in October 2020.